Investments in associates and joint ventures (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Current assets	$ 761,134	$ 701,862
Non-current assets	3,456,087	3,630,951
Current liabilities	(399,182)	(521,194)
Non-current liabilities	(788,474)	(747,992)
Shareholders' equity, reported	3,029,565	3,063,627	$ 3,047,213	$ 3,389,236
Investments in associates	1,473,382	1,536,887	1,536,607
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Current assets	960,758	1,055,135
Non-current assets	1,086,714	964,260
Current liabilities	(128,170)	(123,315)
Non-current liabilities	(1,335,579)	(1,236,965)
Shareholders' equity, reported	583,723	659,115
Groups' interest (45.95% in 2017 and 43.65% in 2016)	254,795	302,863
Goodwill	16,241	21,998
Investments in associates	$ 0	$ 0	$ 0